Label	Element	Value
Class I | CCO Holdings LLC / CCO Holdings Capital Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.30%
Class I | Carnival Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.50%
Class I | Authentic Brands Group LLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.30%
Class I | CSC Holdings LLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.00%
Class I | WR Grace Holdings LLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.90%
Class I | Fortis 333, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.90%
Class I | Gray Media, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.90%
Class I | Venture Global Plaquemines LNG LLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.80%
Class I | Herc Holdings, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.80%
Class I | TransDigm, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.80%
Class I | Corporate Bonds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	86.80%
Class I | Bank Loans [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.80%
Class I | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.20%
Class I | Time Deposits [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Class I | Common Stocks [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.80%
Class I | Convertible Preferred Stocks [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.70%
Class I | Real Estate Investment Trusts - Preferred [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%
Class I | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.80%